TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE

15.   TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE

	December 31,
	2018	2019
	RMB	RMB

Amounts due from third parties	50,108	43,728
Amounts due from Sinopec Group Company and fellow subsidiaries	3,170	6,570
Amounts due from associates and joint ventures	4,321	6,415
	57,599	56,713
Less: Impairment losses for bad and doubtful debts	(606)	(1,848)
Trade accounts receivable, net	56,993	54,865
Bills receivable	7,886	—
	64,879	54,865

The ageing analysis of trade accounts receivable and bills receivable (net of impairment losses for bad and doubtful debts) is as follows:

	December 31,
	2018	2019
	RMB	RMB

Within one year	64,317	54,517
Between one and two years	353	190
Between two and three years	124	64
Over three years	85	94
	64,879	54,865

Impairment losses for bad and doubtful debts are analyzed as follows:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	683	612	606
Provision for the year	49	83	1,566
Written back for the year	(100)	(77)	(283)
Written off for the year	(21)	(19)	(41)
Others	1	7	—
Balance as of December 31	612	606	1,848

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

Trade accounts receivable and bills receivable (net of impairment losses for bad and doubtful debts) primarily represent receivables that are neither past due nor impaired. These receivables relate to a wide range of customers for whom there is no recent history of default.

Information about the impairment of trade accounts receivable and bills receivable and the Group’s exposure to credit risk can be found in Note 40.